General	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
General [Abstarct]
GENERAL

NOTE 1:-   GENERAL

a.      Holisto Ltd (“the Company” or “Holisto”) (Formerly — Splitty Travel Ltd.) was incorporated on November 16, 2015. The Company is a technology-based hotel booking company that is harnessing the power of artificial intelligence (“AI”) to make travel more affordable and personalized for consumers. The Company’s advanced AI technology leverages its unique holistic view of hotel rates and plans derived from multiple sources, including online travel agencies, global distribution systems, wholesalers and hotel operators to provide travel customer (“traveler”) with more affordable and personalized bookings. The Company operates under multiple brands, including GoSplitty (www.gosplitty.com), Traveluro (www.traveluro.com) and Holisto (www.holisto.com).

b.      On June 23, 2021 the Company changed its name from Splitty Travel Ltd to its current name.

c.      On April 3, 2017 the Company established a wholly owned subsidiary, Splitty Travel Inc. (“Splitty Inc”), established in Delaware, United States. Splitty Inc engages in supporting the Company’s operating activity in the United States.

d.      On January 13, 2021 the Company established a wholly owned subsidiary, Splitty Travel UK Ltd. (“Splitty UK”), in England to support the Company’s operating activity in Europe. As of June 30, 2022 Splitty UK is inactive.

e.      On January 25, 2022, the Company established a wholly owned subsidiary, Holisto MergerSub, Inc. (“Merger Sub”), a Cayman Islands exempted company, for the sole purpose of entering into the Business Combination Agreement (“BCA”) described in Note 1f.

f.       On June 9, 2022, the Company entered into the BCA among the Company, Merger Sub and Moringa Acquisition Corp, a Cayman Islands exempted company (“Moringa”). Pursuant to the BCA, among other things, Merger Sub will merge with and into Moringa, with Moringa surviving as a wholly-owned subsidiary of the Company, (the “Transaction”). Moringa is a special purpose acquisition company known as a SPAC. The Transaction is subject to several conditions as described in the BCA, including the approval of the Transaction by shareholders of Moringa and the Company. Upon consummation of the Transaction, the Company will become a public traded company. The former shareholders and warrant holders of Moringa will become shareholders and warrant holders of the Company.

Contemporaneously with the execution of the BCA, the Company, Moringa and an unaffiliated institutional investor (the “Investor”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) for a 5% secured senior convertible note in the amount of $30,000 with a maturity of two years, and 1,363,636 warrants to Ordinary Share of the Company with an exercise price of $11.50 subject to adjustment as provided in the Financing Warrant.

On September 5, 2022, the Securities Purchase Agreement was terminated.

As a result of the termination, neither the Company nor Moringa have any obligation to the Investor under the Securities Purchase Agreement, Investor Note, Financing Warrant and other agreements related thereto other that the payment by the Company of the Investor’s legal fees of up to $305, of which $50 has been paid.

g.      As of June 30, 2022, the Company had an accumulated deficit of $77,736. During the six months ended June 30, 2022, the Company incurred operating losses of approximately $8,392 and negative cash flow from operating activities of approximately $877. The Company’s current operating plan includes various assumptions concerning the level and timing of cash outflows for operating activities. The Company’s ability to successfully carry out its business plan is primarily dependent upon its ability to obtain sufficient additional capital and increase its revenue and profitability.

The Company is planning to finance its operations from its existing and future working capital resources and to continue to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

h.      Seasonality

The travel industry has seasonal characteristics, and therefore seasonality has an impact on the activities of the companies operating in this field. In general, the summer season is the most active season in the number of bookings in the field of travel.

In late 2021 and 2022, the travel market was affected by a pent-up demand from travel as a result of the absence of travel during, 2020 and the beginning of 2021 as a result of COVID-19. Since the Company first generated revenue in 2020 and the market in 2021 was affected by significant decline of travel in 2020, the Company cannot quantify the extent that its business was affected by seasonality. It is possible that in the future, the seasonality will have a significant impact on the Company’s operations.

NOTE 1:-   GENERAL

a.      Holisto Ltd (“the Company” or “Holisto”) (Formerly — Splitty Travel Ltd.) was incorporated on November 16, 2015. The Company is a technology-based hotel booking company that is harnessing the power of artificial intelligence (“AI”) to make travel more affordable and personalized for consumers. The Company’s advanced AI technology leverages its unique holistic view of hotel rates and plans derived from multiple sources, including online travel agencies, global distribution systems, wholesalers and hotel operators to provide travel customer (“traveler”) with more affordable and personalized bookings. The Company operates under multiple brands, including GoSplitty (www.gosplitty.com), Traveluro (www.traveluro.com) and Holisto.

b.      On June 23, 2021 the Company changed its name from Splitty Travel Ltd to its current name.

c.      On April 3, 2017 the Company established a wholly owned subsidiary, Splitty Travel Inc. (“Splitty Inc”), established in Delaware, United States. Splitty Inc engages in supporting the Company’s operating activity in the United States.

d.      On January 13, 2021 the Company established a wholly owned subsidiary, Splitty Travel UK Ltd. (“Splitty UK”), in England to support the Company’s operating activity in Europe. As of December 31, 2021 Splitty UK is inactive.

e.      As of December 31, 2021, the Company had an accumulated deficit of $64,078. During the year ended December 31, 2021, the Company incurred operating losses of approximately $9,227 and negative cash flow from operating activities of approximately $5,013. The Company’s current operating plan includes various assumptions concerning the level and timing of cash outflows for operating activities. The Company’s ability to successfully carry out its business plan is primarily dependent upon its ability to obtain sufficient additional capital and increase its revenue and profitability. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for the long-term business plan and generating net income.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

f.       Seasonality

The travel industry has seasonal characteristics, and therefore seasonality has an impact on the activities of the companies operating in this field. In general, it can be said that the summer season is the most active season in the number of bookings in the field of travel.

In late 2021 and 2022, the travel market was affected by a pent-up demand from travel as a result of the absence of travel during, 2020 and the beginning of 2021 as a result of COVID-19. Since the Company first generated revenue in 2020 and the market in 2021 was affected by significant decline of travel in 2020, the Company cannot quantify the extent that its business was affected by seasonality. It is possible that in the future, the seasonality will have a significant impact on the Company’s operations.

g.      Impacts from COVID-19:

In late 2019, the Corona virus (“COVID-19” or “Corona”) broke out in China and spread to many countries around the world. In March 2020, COVID-19 was defined by the World Health Organization as a global epidemic (“the Corona epidemic”).

Following the spread of COVID-19 and the closures imposed in many countries around the world, global economic activity has been harmed.

The decline and even the avoidance of flights caused by the Coronavirus crisis, has caused significant damage to the global travel industry, and as a result, also harmed hotels around the world.

The Company first saw the impact of Corona epidemic in the US, the main market in which the Company operates, at the end of the first quarter of 2020 which included a decrease in revenue as a result of a decrease in bookings and an increase in cancellations.

As part of Company’s preparation for the crisis following the Corona pandemic, the Company has worked to reduce its fixed and variable expenses including reducing salaries costs and marketing costs.

The Company launched its platform in mid 2020. Revenue during 2019 and 2020, before the launch, were primarily from product testing of the Company’s platform for consumers. Since the Company launched its product,, the Company focused on domestic travel within the destination countries in which it operates, primarily the United States.

Since the product launch, the Company’s marketing efforts have been primarily in the United States.

Even though there have been some improvements in the economic and operating conditions for the Company’s business since the outset of the COVID-19 pandemic, the Company cannot predict the long-term effects of the pandemic or any other pandemic on its business or the travel industry as a whole. If the travel industry is fundamentally changed by the COVID-19 pandemic in ways that are detrimental to the Company’s operating model, the Company’s business may continue to be adversely affected even if the broader global economy recovers.